ANNUAL REPORT
                               DECEMBER 31, 2002

                                      AYCO
                                  GROWTH FUND
                                AYCO GROWTH FUND
                                  [AYCO LOGO]

January 22, 2003

Dear Investor:

Without a doubt, 2002 and the bear market of 2000-2002 will be long remembered by equity investors. Last year marked the third consecutive year the equity markets declined. A three-year decline has only occurred twice since 1926, from 1929-32 and from 1939-41. However, as we focus on 2003 and beyond, there are many reasons to believe that stocks will again generate positive returns. History supports our contention, as the equity markets have rebounded sharply in the years following bear market declines. In addition, we believe that equity investors have reason for optimism with an economic recovery underway, negligible inflation, robust productivity growth and accommodative monetary and fiscal policy.

Since 1926, large capitalization equities have generated annualized returns of approximately 10%. This point is worth remembering as market commentators routinely predict that US equity markets will continue to generate sub-par returns. While no one knows for sure what future returns will be, historical patterns suggest that recent returns will not continue but will instead revert to historical averages. This phenomenon, known as mean reversion, has occurred consistently throughout history. Absent significantly higher inflation or some other exogenous shock to the global economic system, we expect the stock market to recover and provide investors with returns more in-line with historical averages over the balance of this decade.

There is an increasing likelihood that Congress and the Administration will reduce or eliminate the taxation of dividends. We view this potential development as quite positive. In our view, the current tax structure has led corporations to favor acquisitions and share repurchases over increased dividends. Eliminating tax-induced distortions in corporate behavior and increasing the pressure on companies to return excess cash to shareholders should help reduce the number of ill-conceived acquisitions that plagued corporate America during the late 1990's. If enacted, we are hopeful that reformed dividend taxation policy should be especially positive for the companies in the Ayco Growth Fund portfolio because these companies typically have strong balance sheets and generate significant excess cash.

The US dollar weakened considerably against the major currencies last year. Because many of the companies in the Ayco Growth Fund portfolio derive a substantial portion of their revenues and earnings from overseas markets, a weaker US dollar should help increase their reported profits. In an environment of low nominal GDP growth, this boost to earnings should be quite beneficial. While an improving global economy and strong competitive positioning are likely to remain more important drivers of earnings growth, we believe that the removal of a currency drag on earnings should help many of the companies in the Ayco Growth Fund portfolio. At the same time, a weaker dollar is likely to increase domestic inflationary pressures, but global deflationary forces will likely mute this trend.

We thank you for your continued interest and confidence in Ayco Growth Fund.

Very truly yours,

/s/ Peter H. Heerwagen

Peter H. Heerwagen
Vice President

AYCO GROWTH FUND

                   AVERAGE ANNUAL RETURN SINCE INCEPTION1<F1>
                                 AS OF 12/31/02
                   ------------------------------------------
                                     1 YEAR            SINCE INCEPTION1<F1>
                                     ------            --------------------
Ayco Growth Fund                    (29.30)%                 (17.34)%
S&P 500 Index                       (22.10)%                 (16.35)%

             Date               Ayco Growth Fund          S&P 500 Index
             ----               ----------------          -------------
           12/1/2000                $10,000                  $10,000
          12/31/2000                 $9,729                  $10,047
           3/31/2001                $10,019                   $8,855
           6/30/2001                $10,609                   $9,374
           9/30/2001                 $8,808                   $7,998
          12/31/2001                 $9,509                   $8,853
           3/31/2002                 $9,188                   $8,877
           6/30/2002                 $7,828                   $7,688
           9/30/2002                 $6,317                   $6,360
          12/31/2002                 $6,725                   $6,897

This chart assumes an initial investment of $10,000 made on December 1, 2000 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Fund at the fund level and includes all fund level expenses. However, the performance shown does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Performance shown would be lower if those fees and expenses were deducted. The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.

1<F1>  Since inception data for Fund and S&P 500 Index is as of 12/1/2000.

AYCO GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

  SHARES                                                               VALUE
  ------                                                               -----
             COMMON STOCKS - 98.1%

             AUTO - 0.3%
   1,000     General Motors Corporation                            $    36,860
                                                                   -----------

             COMPUTER SERVICES - 7.1%
  22,500     Cisco Systems, Inc.*<F2>                                  294,750
  15,600     EMC Corporation*<F2>                                       95,784
   7,975     Microsoft Corporation*<F2>                                412,308
                                                                   -----------
                                                                       802,842
                                                                   -----------

             COSMETICS & TOILETRIES - 2.7%
   6,400     Kimberly-Clark Corporation                                303,808
                                                                   -----------

             DIVERSIFIED
               MANUFACTURING - 3.0%
  14,200     General Electric Company                                  345,770
                                                                   -----------

             ELECTRONICS - 1.8%
  14,000     Texas Instruments
               Incorporated                                            210,140
                                                                   -----------

             ENERGY - 7.8%
  10,740     Exxon Mobil Corporation                                   375,256
   5,100     Schlumberger Limited^<F3>                                 214,659
   7,500     Shell Transport & Trading
               Company PLC-ADR^<F3>                                    291,900
                                                                   -----------
                                                                       881,815
                                                                   -----------

             FINANCIAL SERVICES - 10.6%
   1,000     Ambac Financial Group, Inc.                                56,240
  10,000     Citigroup Inc.                                            351,900
   4,900     Fannie Mae                                                315,217
  11,550     J.P. Morgan Chase & Co.                                   277,200
   1,400     MBIA Inc.                                                  61,404
   3,000     Wells Fargo & Company                                     140,610
                                                                   -----------
                                                                     1,202,571
                                                                   -----------

             FOOD, BEVERAGE &
               TOBACCO - 6.1%
   7,500     General Mills, Inc.                                       352,125
   8,000     PepsiCo, Inc.                                             337,760
                                                                   -----------
                                                                       689,885
                                                                   -----------

             INDUSTRIAL - 8.7%
   3,500     First Data Corporation                                    123,935
   7,000     Praxair, Inc.                                             404,390
   2,100     United Parcel Service,
               Inc. - Class B                                          132,468
   5,200     United Technologies
               Corporation                                             322,088
                                                                   -----------
                                                                       982,881
                                                                   -----------

             INSURANCE - 9.9%
   8,000     The Allstate Corporation                                  295,920
   6,800     American International
               Group, Inc.                                             393,380
      66     Berkshire Hathaway
               Inc. - Class B*<F2>                                     159,918
   5,300     The Chubb Corporation                                     276,660
                                                                   -----------
                                                                     1,125,878
                                                                   -----------

             MEDICAL PRODUCTS - 9.4%
     800     AmerisourceBergen
               Corporation                                              43,448
     750     Cardinal Health, Inc.                                      44,392
   7,500     Johnson & Johnson                                         402,825
   2,000     Laboratory Corporation of
               America Holdings*<F2>                                    46,480
   9,600     Medtronic, Inc.                                           437,760
   1,700     Quest Diagnostics
               Incorporated*<F2>                                        96,730
                                                                   -----------
                                                                     1,071,635
                                                                   -----------

             MULTIMEDIA - 7.3%
  13,000     Comcast Corporation -
               Special Class A*<F2>                                    293,670
  35,300     Liberty Media Corporation -
               Class A*<F2>                                            315,582
  13,700     The Walt Disney Company                                   223,447
                                                                   -----------
                                                                       832,699
                                                                   -----------

             NEWSPAPERS - 1.3%
   2,000     Gannett Co., Inc.                                         143,600
                                                                   -----------

             PHARMACEUTICALS - 5.3%
   4,400     Merck & Co., Inc.                                         249,084
  11,725     Pfizer Inc.                                               358,433
                                                                   -----------
                                                                       607,517
                                                                   -----------

             RETAIL TRADE - 5.8%
  10,150     Federated Department
               Stores, Inc.*<F2>                                       291,914
   3,000     Lowe's Companies, Inc.                                    112,500
   4,500     Walgreen Co.                                              131,355
   2,500     Wal-Mart Stores, Inc.                                     126,275
                                                                   -----------
                                                                       662,044
                                                                   -----------

             SEMICONDUCTORS - 3.4%
  11,900     Applied Materials, Inc.*<F2>                              155,057
  15,000     Intel Corporation                                         233,550
                                                                   -----------
                                                                       388,607
                                                                   -----------

             TELECOMMUNICATIONS - 2.9%
  18,150     Vodafone Group
               PLC-SP ADR^<F3>                                         328,878
                                                                   -----------

             TRANSPORTATION - 4.4%
  14,500     Burlington Northern
               Santa Fe Corporation                                    377,145
   2,000     Union Pacific Corporation                                 119,740
                                                                   -----------
                                                                       496,885
                                                                   -----------

             UTILITIES - 0.3%
  10,800     Calpine Corporation*<F2>                                   35,208
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $14,593,067)                                   11,149,523
                                                                   -----------

PRINCIPAL
 AMOUNT
---------
             SHORT-TERM SECURITIES - 1.6%
 $63,334     American Family Insurance
               Demand Note - 1.0402% #<F4>                              63,334
  17,268     U.S. Bank Demand
               Note - 1.1675% #<F4>                                     17,268
  33,188     Wisconsin Corporate Center
               Credit Union Demand
               Note - 1.0740% #<F4>                                     33,188
  67,791     Wisconsin Electric Demand
               Note - 1.0408% #<F4>                                     67,791
                                                                   -----------
             TOTAL SHORT-TERM
               SECURITIES
               (Cost $181,581)                                         181,581
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $14,774,648)
               - 99.7%                                              11,331,104
                                                                   -----------
             OTHER ASSETS
               IN EXCESS OF
               LIABILITIES - 0.3%                                       28,407
                                                                   -----------
             TOTAL NET
               ASSETS - 100.0%                                     $11,359,511
                                                                   -----------
                                                                   -----------

*<F2> Non-income producing security.
^<F3> Foreign security.
#<F4> Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2002.
ADR - American Depository Receipts.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

Assets:
   Investments, at value (cost $14,774,648)                        $11,331,104
   Receivable for Fund shares sold                                      17,273
   Dividends and interest receivable                                    21,515
   Receivable from Advisor                                              21,192
   Prepaid expenses                                                     40,031
                                                                   -----------
        Total Assets                                                11,431,115
                                                                   -----------

Liabilities:
   Payable to Trustees                                                  12,023
   Payable for Fund shares repurchased                                   1,025
   Accrued expenses and other liabilities                               58,556
                                                                   -----------
        Total Liabilities                                               71,604
                                                                   -----------
Net Assets                                                         $11,359,511
                                                                   -----------
                                                                   -----------

Net Assets Consist of:
   Capital stock                                                   $17,062,281
   Accumulated net realized loss on investments sold                (2,259,226)
   Net unrealized depreciation on investments                       (3,443,544)
                                                                   -----------
Net Assets                                                         $11,359,511
                                                                   -----------
                                                                   -----------

Shares outstanding of beneficial interest,
  unlimited shares authorized, $0.001 par value                      1,708,250

Net asset value, offering and redemption price per share                 $6.65
                                                                         -----
                                                                         -----

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

Investment Income:
   Dividend income (net of taxes withheld of $1,577)               $   155,944
   Interest income                                                       7,857
                                                                   -----------
        Total investment income                                        163,801
                                                                   -----------

Expenses:
   Investment advisory fee                                              98,384
   Administration fee                                                   39,997
   Fund accounting expenses                                             31,676
   Shareholder servicing and accounting costs                           45,425
   Custody fees                                                          5,320
   Professional fees                                                   130,601
   Reports to shareholders                                              23,740
   Trustees' fees and expenses                                          38,023
   Insurance                                                            37,848
   Other                                                                   342
                                                                   -----------
   Total expenses before fee waivers                                   451,356
   Expenses waived and reimbursed                                     (328,376)
                                                                   -----------
        Total expenses                                                 122,980
                                                                   -----------

   Net Investment Income                                                40,821
                                                                   -----------

Realized and Unrealized Loss on Investments:
   Realized loss on investments                                     (1,578,992)
   Change in unrealized depreciation on investments                 (2,833,309)
                                                                   -----------
        Net realized and unrealized loss on investments             (4,412,301)
                                                                   -----------
Net Decrease in Net Assets Resulting from Operations               $(4,371,480)
                                                                   -----------
                                                                   -----------

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR       FOR THE YEAR
                                                                            ENDED              ENDED
                                                                      DECEMBER 31, 2002  DECEMBER 31, 2001
                                                                      -----------------  -----------------
Operations:
   Net investment income                                                  $    40,821      $    33,107
   Net realized loss on investments                                        (1,578,992)        (649,710)
   Change in unrealized depreciation on investments                        (2,833,309)        (606,962)
                                                                          -----------      -----------
   Net decrease in net assets resulting from operations                    (4,371,480)      (1,223,565)
                                                                          -----------      -----------

Dividends and Distributions to Shareholders:
   Net investment income                                                      (40,821)         (33,102)
   Net realized gains                                                              --          (30,596)
                                                                          -----------      -----------
   Total dividends and distributions                                          (40,821)         (63,698)
                                                                          -----------      -----------

   Net increase in net assets from fund share transactions (Note 7)         5,789,422       11,164,048
                                                                          -----------      -----------

Total Increase in Net Assets                                                1,377,121        9,876,785

Net Assets:
   Beginning of year                                                        9,982,390          105,605
                                                                          -----------      -----------
   End of year*<F5>                                                       $11,359,511     $  9,982,390
                                                                          -----------      -----------
                                                                          -----------      -----------

   *<F5>  Including undistributed net investment income                   $        --      $         5

                See accompanying notes to financial statements.

AYCO GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                             FOR THE YEAR          FOR THE YEAR              PERIOD FROM
                                                                 ENDED                ENDED        DECEMBER 1, 2000(4)<F9> THROUGH
                                                           DECEMBER 31, 2002    DECEMBER 31, 2001         DECEMBER 31, 2000
                                                           -----------------    -----------------         -----------------
PER SHARE DATA(3)<F8>:
Net Asset Value, Beginning of Period                             $9.44                 $9.72                    $10.00
                                                                 -----                 -----                    ------

   Income from Investment Operations:
       Net investment income                                      0.02                  0.03                      0.01
       Net realized and unrealized
         loss on investments                                     (2.79)                (0.25)                    (0.28)
                                                                 -----                 -----                    ------
       Total loss from investment operations                     (2.77)                (0.22)                    (0.27)
                                                                 -----                 -----                    ------

   Less Dividends and Distributions:
       Net investment income                                     (0.02)                (0.03)                    (0.01)
       Net realized gains                                           --                 (0.03)                       --
                                                                 -----                 -----                    ------
       Total dividends and distributions                         (0.02)                (0.06)                    (0.01)
                                                                 -----                 -----                    ------

Net Asset Value, End of Period                                   $6.65                 $9.44                    $ 9.72
                                                                 -----                 -----                    ------
                                                                 -----                 -----                    ------

Total Return                                                    (29.30%)               (2.26%)                   (2.80%)(1)<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                  $11,359,511            $9,982,390                  $105,605
Ratio of net expenses to average net assets:
   Before expense reimbursement                                   3.67%                 5.35%                   290.52%(2)<F7>
   After expense reimbursement                                    1.00%                 1.00%                     1.00%(2)<F7>
Ratio of net investment income (loss)
  to average net assets:
   Before expense reimbursement                                  (2.34%)               (3.92%)                 (288.51%)(2)<F7>
   After expense reimbursement                                    0.33%                 0.43%                     1.01%(2)<F7>
Portfolio turnover rate                                             23%                    6%                        4%

(1)<F6>   Not annualized.
(2)<F7>   Annualized.
(3)<F8> Information presented relates to a share of capital stock outstanding for the entire period.
(4)<F9>   Commencement of operations.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.   ORGANIZATION

     Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one series: the Ayco Growth Fund (the "Fund"). In the future, the Trust may establish additional series and classes of shares. Pursuant to the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION

     All portfolio securities of the Fund for which market quotations are readily available, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no provision is recorded. The Fund also intends to comply with the diversification requirement under Section 817(h) of the Code and the regulations thereunder.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Fund pays dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     OTHER

     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's cost basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISOR

     The Trust and The Ayco Company, L.P. (the "Advisor") have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through December 31, 2003, to waive or limit its fees and to reimburse other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period January 1, 2002 to December 31, 2002, the Advisor assumed $328,376 of operating expenses on behalf of the Fund. Prior to January 1, 2002, the Advisor assumed $362,472 of operating expenses and $67,800 of the Fund's organizational expenses.

     Assumed expenses subject to potential recovery by year of expiration are as follows:

           Year of Expiration                  Amount
           ------------------                  ------
                12/31/03                     $ 26,161
                12/31/04                      336,311
                12/31/05                      328,376

     The Fund may, at a later date, reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the then prior three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.00% of the Fund's average daily net assets. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated directly above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

4.   DISTRIBUTION PLAN

     Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly-owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore the Distributor may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     During the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $8,760,105 and $2,745,173, respectively. There were no purchases or sales of long-term U.S. Government securities during the period.

6.   TAX BASIS INFORMATION

     At December 31, 2002, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

          Cost                                   $14,774,648
          Appreciation                           $   175,587
          (Depreciation)                          (3,619,131)
                                                 -----------
          Net Depreciation                       $(3,443,544)
                                                 -----------
                                                 -----------

     For the year ended December 31, 2002, the Fund had dividends of $0.02 per share or $40,821 which are characterized as ordinary income for income tax purposes.

     For the year ended December 31, 2001, the Fund had dividends of $0.06 per share or $63,698 which are characterized as ordinary income for income tax purposes.

     The Fund had no distributable earnings as of December 31, 2002.

     For the year ended December 31, 2002, 100% (unaudited) of the ordinary distributions paid qualify for the dividend-received deduction available to corporate shareholders.

     At December 31, 2002, the Fund had accumulated a net realized capital loss carryover of $1,651,922 expiring in 2010.

     The Fund had $607,304 of Post-October losses, which are deferred for tax purposes until the year ending December 31, 2003.

7.   FUND SHARES

     The following table summarizes the activity in shares of the Fund:

                                               FOR THE YEAR ENDED
                                               DECEMBER 31, 2001
                                            -----------------------
                                            SHARES           AMOUNT
                                            ------           ------
     Shares outstanding,
       beginning of period                    10,863
                                           ---------
     Shares sold                           1,152,331       $12,168,844
     Shares issued to
       shareholders in
       reinvestment of
       distributions                           6,719            63,698
     Shares redeemed                        (112,401)       (1,068,494)
                                           ---------       -----------
     Net increase                          1,046,649       $11,164,048
                                           ---------       -----------
                                                           -----------
     Shares outstanding,
       end of period                       1,057,512
                                           ---------
                                           ---------

                                               FOR THE YEAR ENDED
                                               DECEMBER 31, 2002
                                            -----------------------
                                            SHARES           AMOUNT
                                            ------           ------
     Shares outstanding,
       beginning of period                 1,057,512
                                           ---------
     Shares sold                             976,181       $ 8,234,743
     Shares issued to
       shareholders in
       reinvestment of
       distributions                           6,139            40,821
     Shares redeemed                        (331,582)       (2,486,142)
                                           ---------       -----------
     Net increase                            650,738       $ 5,789,422
                                           ---------       -----------
                                                           -----------
     Shares outstanding,
       end of period                       1,708,250
                                           ---------
                                           ---------

AYCO GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Ayco Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ayco Growth Fund (constituting Ayco Series Trust, hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 31, 2003

AYCO GROWTH FUND

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                  POSITION(S) WITH   YEAR OF   PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            FUND/TRUST+<F10>   ELECTION  DURING PAST 5 YEARS               HELD BY TRUSTEE
----------------------            ----------------   --------  -----------------------           -------------------
Herbert A. Chesbrough (56)        Trustee            2000      President of Saratoga             None
Saratoga Performing Arts Center                                Performing Arts Center, Inc.
Saratoga Springs, New York 12866                               (Saratoga Springs, New York)

Anthony J. DePaula (58)           Trustee            2000      Owner and President of            None
781 Central Avenue                                             DePaula Chevrolet, Inc.
Albany, New York 12206

Paul Heiner (56)                  Trustee            2003      President and Chief Executive     None
1380 Van Antwerp Road                                          Officer of Logic Technology,
Schenectady, NY 12309                                          Inc.

+<F10>  Each Trustee oversees Ayco Growth Fund, the only portfolio of the Trust.

                                                         INTERESTED TRUSTEE
                                                         ------------------
                                  POSITION(S) WITH   YEAR OF   PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            FUND/TRUST+<F10>   ELECTION  DURING PAST 5 YEARS               HELD BY TRUSTEE
----------------------            ----------------   --------  -----------------------           -------------------
John Breyo (57)*<F11>             Chief Executive    2000      Chief Executive Officer,          Trustee, Granum
One Wall Street                   Officer and                  Chairman of the Board of          Series Trust
Albany, New York 12205            Trustee                      Directors and President, Ayco
                                                               (Sept. 1997 - current); Office
                                                               of the President (1986 -
                                                               Sept. 1997)

+<F10> The Trustee oversees Ayco Growth Fund, the only portfolio of the Trust. *<F11> The Trustee is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Ayco.

                                                           TRUST OFFICERS
                                                           --------------
                                  POSITION(S) WITH   YEAR OF   PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE            FUND/TRUST         ELECTION  DURING PAST 5 YEARS               HELD BY OFFICER
----------------------            ----------------   --------  -----------------------           -------------------
John J. Collins, III (49)         Chief Financial    2000      Chief Financial                   None
101 State Farm Place              Officer and                  Officer, Ayco
Ballston Spa, New York 12020      Controller

Peter H. Heerwagen (57)           Vice President     2000      Senior Vice President,            None
855 Rte. 146, Suite 120           and Secretary                Investment Services & Chief
Clifton Park, New York 12065                                   Investment Officer, Ayco

Margaret M. Keyes (39)            Assistant          2000      Deputy General Counsel,           None
One Wall Street                   Secretary                    Ayco
Albany, New York 12205

Michael J. Weckwerth (29)         Assistant          2002      Assistant Vice President,         None
615 E. Michigan Street            Secretary                    U.S. Bancorp Fund Services,
Milwaukee, Wisconsin 53202                                     LLC (August 1996 - current)

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12205

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                            INDEPENDENT ACCOUNTANTS
                            -----------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling 1-800-235-3412.

This report must be accompanied or preceded by the Fund's current prospectus.